Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

Intangible assets, consists of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
At cost:
Trademark	26,956	50,102	7,264
Patent	122	122	18
Copyright	140	172	25
Software	6,995	9,985	1,448
License acquired	207,600	371,700	53,891
Total	241,813	432,081	62,646
Less: accumulated depreciation	(5,943)	(13,026)	(1,889)
Intangible assets, net	235,870	419,055	60,757

For the years ended December 31, 2020, 2021 and 2022, amortization expense was RMB1,749, RMB4,090 and RMB7,038 (US$1,020), respectively.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization	Amortization
	RMB	USD
Twelve months ending December 31,
2023	6,961	1,009
2024	6,961	1,009
2025	6,434	933
2026	5,688	825
2027	5,066	735
Thereafter	16,345	2,370
Total	47,455	6,881